Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Ordinary Share (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Ordinary Share (Parentheticals) [Line Items]
Diluted net income per share	$ 0.09	$ 0.06	$ 0.26	$ 0.36	$ 0.58	$ 0.43
Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Ordinary Share (Parentheticals) [Line Items]
Diluted net income per share	$ (0.06)	$ 0.01	$ (0.14)	$ 0.30	$ 0.58	$ 0.28